Other liabilities and provisions (Tables)	9 Months Ended
Sep. 30, 2022
Other liabilities and provisions
Summary of other liabilities and provisions

	9/30/2022	12/31/2021

	(€ in thousands)
Employee bonus	423	512
Liabilities from payroll	352	255
Accruals for vacation and overtime	333	230
Accruals for management compensation	274	83
Accrual for warranty	157	292
Accruals for compensation of Supervisory board	135	180
Accruals for commissions	132	298
Liabilities from VAT	47	50
Accruals for licenses	34	92
Customers with a credit balance	26	17
Others	91	99
Total	2,004	2,108